Commitments and Contingencies - Schedule of Future Minimum Rental Payments Under Noncancelable Operating Leases (Details) $ in Millions	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 124
2020	111
2021	96
2022	81
2023	63
Thereafter	189
Total minimum lease payments	$ 664